Quarterly Holdings Report
for
Fidelity Freedom® 2025 Fund
December 31, 2025
F25-NPRT3-0226
1.811340.121
Bond Funds - 44.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	18,189,380	178,983,498
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	242,080,911	1,834,973,306
Fidelity Series Emerging Markets Debt Fund (b)	11,444,355	97,620,347
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,177,537	30,313,707
Fidelity Series Floating Rate High Income Fund (b)	1,806,269	15,895,169
Fidelity Series High Income Fund (b)	11,464,775	102,151,142
Fidelity Series International Credit Fund (b)	2,036,372	17,207,343
Fidelity Series International Developed Markets Bond Index Fund (b)	110,872,942	940,202,552
Fidelity Series Investment Grade Bond Fund (b)	473,042,923	4,820,307,381
Fidelity Series Long-Term Treasury Bond Index Fund (b)	129,607,002	698,581,742
Fidelity Series Real Estate Income Fund (b)	1,796,993	18,167,594
TOTAL BOND FUNDS (Cost $9,976,884,366)		8,754,403,781

Domestic Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	16,496,978	229,637,940
Fidelity Series Blue Chip Growth Fund (b)	27,525,908	632,545,362
Fidelity Series Commodity Strategy Fund (b)	1,381,492	133,659,353
Fidelity Series Growth Company Fund (b)	41,501,051	1,131,318,645
Fidelity Series Intrinsic Opportunities Fund (b)	13,808,442	146,783,737
Fidelity Series Large Cap Stock Fund (b)	42,119,204	1,124,582,751
Fidelity Series Large Cap Value Index Fund (b)	18,394,758	335,336,443
Fidelity Series Opportunistic Insights Fund (b)	26,472,088	675,302,969
Fidelity Series Small Cap Core Fund (b)	2,458,161	33,234,338
Fidelity Series Small Cap Discovery Fund (b)	8,674,004	95,327,308
Fidelity Series Small Cap Opportunities Fund (b)	13,255,542	215,004,896
Fidelity Series Stock Selector Large Cap Value Fund (b)	51,509,849	747,923,004
Fidelity Series Value Discovery Fund (b)	39,960,473	680,526,853
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,368,396,062)		6,181,183,599

International Equity Funds - 23.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	22,831,993	450,931,854
Fidelity Series Emerging Markets Fund (b)	25,414,088	298,361,395
Fidelity Series Emerging Markets Opportunities Fund (b)	48,627,427	1,198,666,076
Fidelity Series International Growth Fund (b)	44,481,315	850,037,927
Fidelity Series International Small Cap Fund (b)	13,071,119	233,842,327
Fidelity Series International Value Fund (b)	54,924,071	856,815,508
Fidelity Series Overseas Fund (b)	56,985,674	850,796,109
Fidelity Series Select International Small Cap Fund (b)	1,156,116	15,977,521
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,912,063,999)		4,755,428,717

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.80 to 3.83	25,200,000	25,150,254
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	21,690,000	21,632,721
US Treasury Bills 0% 3/12/2026 (d)	3.61	30,000	29,796
US Treasury Bills 0% 3/19/2026 (d)	3.56	2,970,000	2,947,888
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,747,957)			49,760,659

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	26,647,290	26,652,619
Fidelity Series Government Money Market Fund (b)(f)	3.84	133,558,520	133,558,520
TOTAL MONEY MARKET FUNDS (Cost $160,211,474)			160,211,139

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,467,303,858)	19,900,987,895
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,717,928)
NET ASSETS - 100.0%	19,892,269,967

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	132	3/2026	19,153,860	25,962

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	7,545	3/2026	865,906,641	(4,934,294)
CBOT US Treasury Long Bond Contracts (United States)	1,294	3/2026	149,093,063	(1,742,471)

TOTAL INTEREST RATE CONTRACTS				(6,676,765)

TOTAL LONG				(6,650,803)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	1,047	3/2026	130,770,300	2,512,947
CME E-Mini S&P 500 Index Contracts (United States)	905	3/2026	311,885,625	58,653
ICE MSCI Emerging Markets Index Contracts (United States)	274	3/2026	19,336,180	3,414

TOTAL SHORT				2,575,014

TOTAL FUTURES CONTRACTS				(4,075,789)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,650,876.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	82,844,595	307,472,915	363,665,182	1,216,295	626	(335)	26,652,619	26,647,290	0.0%
Total	82,844,595	307,472,915	363,665,182	1,216,295	626	(335)	26,652,619

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,632,869	176,749,294	4,785,930	2,993,223	(3,755)	(2,608,980)	178,983,498	18,189,380
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,915,122,912	225,002,917	266,109,235	81,131,158	(35,433,958)	(3,609,330)	1,834,973,306	242,080,911
Fidelity Series All-Sector Equity Fund	199,550,809	21,826,108	32,688,642	12,456,664	5,977,925	34,971,740	229,637,940	16,496,978
Fidelity Series Blue Chip Growth Fund	585,851,943	35,246,965	168,247,679	24,413,979	47,025,384	132,668,749	632,545,362	27,525,908
Fidelity Series Canada Fund	317,607,200	100,272,030	42,618,523	9,174,515	8,907,464	66,763,683	450,931,854	22,831,993
Fidelity Series Commodity Strategy Fund	38,777,549	98,001,975	4,799,688	1,088,114	204,859	1,474,658	133,659,353	1,381,492
Fidelity Series Emerging Markets Debt Fund	97,545,386	5,448,920	11,911,270	4,535,456	(1,387,189)	7,924,500	97,620,347	11,444,355
Fidelity Series Emerging Markets Debt Local Currency Fund	29,771,792	2,069,488	3,622,447	1,993,406	(76,914)	2,171,788	30,313,707	3,177,537
Fidelity Series Emerging Markets Fund	302,065,762	9,906,997	92,310,698	7,399,353	15,579,089	63,120,245	298,361,395	25,414,088
Fidelity Series Emerging Markets Opportunities Fund	1,209,001,790	35,235,121	365,249,879	30,735,190	92,874,020	226,805,024	1,198,666,076	48,627,427
Fidelity Series Floating Rate High Income Fund	17,104,377	1,044,468	2,175,643	990,646	(67,079)	(10,954)	15,895,169	1,806,269
Fidelity Series Government Money Market Fund	-	136,343,319	2,784,799	534,229	-	-	133,558,520	133,558,520
Fidelity Series Growth Company Fund	1,074,878,199	129,433,978	376,503,575	109,015,140	122,525,034	180,985,009	1,131,318,645	41,501,051
Fidelity Series High Income Fund	103,851,072	6,023,515	11,976,454	5,732,631	(527,115)	4,780,124	102,151,142	11,464,775
Fidelity Series International Credit Fund	16,582,775	772,263	270,172	772,263	8,432	114,045	17,207,343	2,036,372
Fidelity Series International Developed Markets Bond Index Fund	922,621,762	135,685,962	104,166,842	36,626,469	(4,761,244)	(9,177,086)	940,202,552	110,872,942
Fidelity Series International Growth Fund	812,538,493	117,809,732	146,484,559	68,046,555	47,169,540	19,004,721	850,037,927	44,481,315
Fidelity Series International Small Cap Fund	256,665,885	34,540,338	80,397,685	31,577,958	21,237,588	1,796,201	233,842,327	13,071,119
Fidelity Series International Value Fund	914,396,690	90,262,821	278,928,963	87,753,152	108,897,071	22,187,889	856,815,508	54,924,071
Fidelity Series Intrinsic Opportunities Fund	156,440,151	18,386,874	32,691,351	16,804,186	49,248	4,598,815	146,783,737	13,808,442
Fidelity Series Investment Grade Bond Fund	4,735,352,806	574,891,323	547,834,794	155,277,676	(20,059,599)	77,957,645	4,820,307,381	473,042,923
Fidelity Series Large Cap Stock Fund	1,059,085,513	126,011,837	252,854,120	108,962,669	70,080,403	122,259,118	1,124,582,751	42,119,204
Fidelity Series Large Cap Value Index Fund	322,303,605	32,741,151	50,552,149	11,469,397	9,156,944	21,686,892	335,336,443	18,394,758
Fidelity Series Long-Term Treasury Bond Index Fund	833,070,656	54,705,210	171,008,265	22,563,492	(66,595,384)	48,409,525	698,581,742	129,607,002
Fidelity Series Opportunistic Insights Fund	635,295,262	111,076,107	145,561,763	96,328,869	56,183,219	18,310,144	675,302,969	26,472,088
Fidelity Series Overseas Fund	836,086,752	88,448,662	114,043,880	71,738,875	34,424,240	5,880,335	850,796,109	56,985,674
Fidelity Series Real Estate Income Fund	19,162,377	962,877	2,211,243	908,570	27,929	225,654	18,167,594	1,796,993
Fidelity Series Select International Small Cap Fund	3,502,178	11,175,473	1,266,976	462,761	143,307	2,423,539	15,977,521	1,156,116
Fidelity Series Small Cap Core Fund	33,939,123	315,825	8,591,715	273,324	(201,236)	7,772,341	33,234,338	2,458,161
Fidelity Series Small Cap Discovery Fund	98,916,633	9,716,092	20,557,214	9,506,090	(475,153)	7,726,950	95,327,308	8,674,004
Fidelity Series Small Cap Opportunities Fund	216,103,673	10,220,646	54,444,675	9,748,921	13,409,692	29,715,560	215,004,896	13,255,542
Fidelity Series Stock Selector Large Cap Value Fund	713,679,639	102,951,625	118,237,094	54,824,447	7,240,351	42,288,483	747,923,004	51,509,849
Fidelity Series Value Discovery Fund	669,461,780	69,321,597	114,854,891	38,019,789	10,081,299	46,517,068	680,526,853	39,960,473
	19,155,967,413	2,572,601,510	3,630,742,813	1,113,859,167	541,614,412	1,185,134,095	19,824,574,617

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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